Concentrations of Risk (Details Narrative)	2 Months Ended	3 Months Ended	7 Months Ended
	Feb. 28, 2017	Mar. 31, 2017	Dec. 31, 2016
Customer [Member]
Percentage of concentrations of risk	10.00%	10.00%	10.00%
Vendors [Member]
Percentage of concentrations of risk	10.00%	10.00%	10.00%